STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional paid in capital [Member]	Unappropriated Retained Earnings [Member]	Appropriated Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 13,500	$ 278,832	$ (241,393)		$ (655)		$ 50,284
Beginning Balance (Shares) at Dec. 31, 2008	13,500,012
Contribution by stockholders		731,294					731,294
Net income for the year			1,766,442				1,766,442
Foreign currency translation gain					1,073		1,073
Comprehensive income							1,767,515
Imputed interest		1,027					1,027
Contribution to registered capital of subsidiary by minority stockholder							0
Transfer to statutory surplus reserve			(151,284)	151,284
Ending Balance at Dec. 31, 2009	13,500	1,011,153	1,373,765	151,284	418		2,550,120
Beginning Balance (Shares) at Dec. 31, 2009	13,500,012
Contribution by stockholders		50,182					50,182
Net income for the year			544,567			(19,607)	544,567
Foreign currency translation gain					109,474	(502)	109,474
Comprehensive income							654,041
Imputed interest		250					250
Stock issued in connection with recapitalization	4,500	(4,500)
Stock issued in connection with recapitalization (Shares)	4,500,000
Stock issued in connection with private placement	600	1,103,400					1,104,000
Stock issued in connection with private placement (Shares)	600,000
Contribution to registered capital of subsidiary by minority stockholder						151,722	151,722
Transfer to statutory surplus reserve			(278,282)	278,282
Ending Balance at Dec. 31, 2010	$ 18,600	$ 2,160,485	$ 1,640,050	$ 429,566	$ 109,892	$ 131,613	$ 4,358,593
Ending Balance (Shares) at Dec. 31, 2010	18,600,012